Share Capital (Details) - Schedule of Share Capital (Parentheticals) - shares	Dec. 31, 2022	Dec. 31, 2021
Common shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Shares Issued	204,455,721	165,145,187
Preferred shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Shares Issued